Note 14 - Mining Interests - Disclosure of Detailed Information About Mining Interests, Exploration Properties (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Ending mining interests		$ 463,391
Ending mining interests		509,730	$ 463,391
Exploration properties [member]
Statement Line Items [Line Items]
Ending mining interests		96,043
Ending mining interests		117,545	96,043
Exploration properties [member] | Mexico - San Dimas [member]
Statement Line Items [Line Items]
Ending mining interests	[1]	8,699	3,705
Exploration and evaluation expenditures	[1]	12,125	7,450
Change in decommissioning liabilities (Note 21)	[1]
Impairment	[1]
Transfer to producing properties	[1]	(3,645)	(2,456)
Sale of exploration project	[1]
Ending mining interests	[1]	17,179	8,699
Exploration properties [member] | Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Ending mining interests	[2]	18,592	14,316
Exploration and evaluation expenditures	[2]	19,588	11,738
Change in decommissioning liabilities (Note 21)	[2]
Impairment	[2]
Transfer to producing properties	[2]	(4,229)	(7,462)
Sale of exploration project	[2]
Ending mining interests	[2]	33,951	18,592
Exploration properties [member] | Mexico - La Encantada [member]
Statement Line Items [Line Items]
Ending mining interests		1,104	5,660
Exploration and evaluation expenditures		2,323	2,164
Change in decommissioning liabilities (Note 21)
Impairment			(1,061)
Transfer to producing properties		(472)	(5,659)
Sale of exploration project
Ending mining interests		2,955	1,104
Exploration properties [member] | Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Ending mining interests	[3]	32,938	24,841
Exploration and evaluation expenditures	[3]	4,066	8,097
Change in decommissioning liabilities (Note 21)	[3]
Impairment	[3]
Transfer to producing properties	[3]
Sale of exploration project	[3]
Ending mining interests	[3]	37,004	32,938
Exploration properties [member] | Mexico - Del Toro [member]
Statement Line Items [Line Items]
Ending mining interests	[4]	34,710	33,440
Exploration and evaluation expenditures	[4]	1,142	1,032
Change in decommissioning liabilities (Note 21)	[4]	59	238
Impairment	[4]
Transfer to producing properties	[4]
Sale of exploration project	[4]	(13,812)
Ending mining interests	[4]	22,099	34,710
Exploration properties [member] | Mexico - San Martin [member]
Statement Line Items [Line Items]
Ending mining interests	[5]
Exploration and evaluation expenditures	[5]	4,356
Change in decommissioning liabilities (Note 21)	[5]
Impairment	[5]
Transfer to producing properties	[5]
Sale of exploration project	[5]
Ending mining interests	[5]	4,356
Exploration properties [member] | Mexico - La Guitarra [member]
Statement Line Items [Line Items]
Ending mining interests		96,043	81,962
Exploration and evaluation expenditures		43,601	30,481
Change in decommissioning liabilities (Note 21)		59	238
Impairment			(1,061)
Transfer to producing properties		(8,346)	(15,577)
Sale of exploration project		(13,812)
Ending mining interests		$ 117,545	$ 96,043

[1]	San Dimas Silver/Gold Mine, Durango State In 2018, the San Dimas Mine is subject to a gold and silver streaming agreement with WPMI which entitles WPM to receive 25% of the gold equivalent production (based on a fixed exchange ratio of 70 silver ounces to 1 gold ounce) at San Dimas in exchange for ongoing payments equal to the lesser of $600 (subject to a 1% annual inflation adjustment commencing in May 2019) and the prevailing market price, for each gold ounce delivered. Should the average gold to silver ratio over a six month period exceed 90:1 or fall below 50:1, the fixed exchange ratio would be increased to 90:1 or decreased to 50:1, respectively. The fixed gold to silver exchange ratio was revised to 90:1 on April 1, 2020 and reverted to 70:1 on October 14, 2020 after the average gold to silver price ratio over a six month period fell back below 90:1.
[2]	Santa Elena Silver/Gold Mine, Sonora State The Santa Elena Mine is subject to a gold streaming agreement with Sandstorm, which requires the mine to sell 20% of its life of mine gold production from its leach pad and a designated area of its underground operations to Sandstorm. The selling price to Sandstorm is currently the lesser of $464 per ounce, subject to a 1% annual inflation increase every April, and the prevailing market price.
[3]	Non-producing properties include the San Martin, Del Toro, La Parrilla and La Guitarra mines
[4]	Exploration projects include the La Luz, La Joya, Los Amoles, Jalisco Group of Properties and Jimenez del Tuel projects, as well as the Plomosas project which was sold during 2020.
[5]	Springpole Silver Stream, Ontario, Canada On July 2, 2020, the Company completed an agreement with First Mining Gold Corp. ("First Mining") to purchase 50% of the life of mine payable silver produced from the Springpole Gold Project ("Springpole Silver Stream"), a development stage mining project located in Ontario, Canada. Pursuant to the agreement, First Majestic agreed to pay First Mining consideration of $22.5 million in cash and shares, in three milestone payments, for the right to purchase silver at a price of 33% of the silver spot price per ounce, to a maximum of $7.50 per ounce (subject to annual inflation escalation of 2%, commencing at the start of the third anniversary of production). Commencing with its production of silver, First Mining must deliver 50% of the payable silver which it receives from the offtaker within five business days of the end of each quarter.